ASSET RETIREMENT OBLIGATIONS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset retirement obligations current	53
Asset retirement obligations non-current	132	24
Asset Retirement Obligation, Total	185	24
Discount rate		8.10%
Asset retirement obligation roll forward
Asset Retirement Obligation, Beginning Balance	24	23
Liabilities incurred	177
Liabilities settled	(24)
Foreign currency translation adjustment	5
Accretion expense	3	1
Asset Retirement Obligation, Ending Balance	185	24
Minimum
Discount rate	4.60%
Maximum
Discount rate	8.10%
Accounts payable and other
Asset retirement obligations current	53
Other long-term liabilities
Asset retirement obligations non-current	132	24
Line 3 Replacement Program
Asset retirement obligation roll forward
Liabilities incurred	103
The fund
Asset Retirement Obligation, Total	21	20
Asset retirement obligation roll forward
Asset Retirement Obligation, Ending Balance	21	20
EEP | Decommissioning of certain portions of line 6B lakehead system
Asset retirement obligation roll forward
Liabilities incurred	74